ORDINARY SHARES (Details Narrative) - USD ($)			1 Months Ended		6 Months Ended
		Apr. 22, 2026	Mar. 31, 2026	Jan. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Common stock, shares issued				34,580,000	5,411,109	4,701,369
Common stock, shares outstanding					4,198,442	4,641,369
Common Stock, Par or Stated Value Per Share					$ 0	$ 0
Number of shares repurchased			60,000	1,152,667
Number of shares repurchased, value			$ 180	$ 7,000,000.0
Price per share				$ 0.203
Number of:treasury shares					(1,212,667)
Number of:treasury shares, value					$ 3,599,333	$ (4,888,405)	$ (5,738,299)	$ 5,173,950
2026 Equity Incentive Plan [Member]
Price per share					$ 7.36
Number of common shares issued		709,740			709,740
Treasury Stock, Common [Member]
Number of:treasury shares	[1]				1,212,667
Number of:treasury shares, value					$ 7,019,920

[1]	The shares are presented on a retroactive basis to reflect the Share Combination(Note 1).